Geographic information (Tables)	12 Months Ended
Mar. 31, 2024
Operating Segments [Abstract]
The geographic segmentation of the Company's assets and sales
The geographic segmentation of the Company’s assets is as follows:

	2024				2023

	Property and equipment	Right-of-use assets	Intangible assets	Goodwill	Property and equipment	Right-of-use assets	Intangible assets	Goodwill
	$	$	$	$	$	$	$	$

Canada	12,217	6,900	—	1,349,235	13,499	8,468	56	1,350,645
United States	698	—	179,563	—	974	3,259	237,641	—
New Zealand	1,878	921	42,004	—	611	152	58,948	—
Germany	405	879	3,922	—	298	1,109	9,227	—
Other	5,298	8,375	1,542	—	4,109	7,985	5,578	—
Geographic sales based on customer location are detailed as follows:

	2024	2023
	$	$

United States	616,628	527,350
Australia	67,288	45,321
Canada	65,073	47,066
United Kingdom	47,233	30,237
Other	113,048	80,532